UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22576

Ranger Funds Investment Trust

(Exact name of registrant as specified in charter)

300 Crescent Court

Suite 1100

Dallas, TX 75201

(Address of principal executive offices)(Zip code)

National Corporate Research, Ltd.

615 South DuPont Highway

Dover, Delaware 19901

 (Name and address of agent for service)

With Copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

(Name and address of agent for service)

Registrant's telephone number, including area code: (214) 871-5200

Date of fiscal year end: July 31

Date of reporting period: January 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Ranger Funds Investment Trusts

Ranger Small Cap Fund

Ranger Quest for Income & Growth Fund

SEMI-ANNUAL REPORT

JANUARY 31, 2012

(UNAUDITED)

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

PORTFOLIO ANALYSIS

JANUARY 31, 2012 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

RANGER FUNDS INVESTMENT TRUST

RANGER QUEST FOR INCOME & GROWTH FUND

PORTFOLIO ANALYSIS

JANUARY 31, 2012 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Ranger Small Cap Fund
	Schedule of Investments
	January 31, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 97.05%

Advertising Agencies - 1.71%
749	Constant Contact, Inc. *	$ 18,710

Aerospace - 3.09%
540	Triumph Group, Inc.	33,788

Back Office Support HR & Consulting - 4.58%
490	Maximus, Inc.	22,065
986	Servicesource International, Inc. *	16,683
148	Advisory Board Co. *	11,281
		50,029
Banks: Diversified - 12.14%
690	Prosperity Bancshares, Inc.	28,642
814	Texas Capital Bancshares, Inc. *	25,820
441	SVB Financial Group *	25,596
388	Signature Bank Corp. *	22,562
836	Home Bancshares, Inc.	21,786
584	PrivateBancorp, Inc.	8,258
		132,664
Chemicals: Diversified - 1.56%
519	TPC Group, Inc. *	17,049

Chemicals: Specialty - 1.55%
595	Kraton Performance Polymers, Inc. *	16,922

Communications Technology - 3.32%
1,545	Allot Communications, Ltd. *	24,349
539	Aruba Networks, Inc.*	11,955
		36,304
Computer Services Software & Systems - 6.99%
822	Synchronoss Tech, Inc. *	27,471
496	Opnet Technologies, Inc.	17,578
516	Sourcefire, Inc. *	16,006
562	Ariba, Inc. *	15,343
		76,398
Electronic Components - 3.06%
812	Acacia Research Corp. *	33,422

Foods - 2.27%
440	Treehouse Foods, Inc. *	24,878

Health Care Management Services - 5.86%
548	Catalyst Health Solutions, Inc. *	30,008
438	Centene Corp. *	19,798
250	Computer Programs & Systems, Inc.	14,313
		64,119
Health Care Services - 11.68%
655	SXC Health Solutions Corp. *	41,304
639	HMS Holdings Corp.	21,093
283	Athena Health, Inc. *	16,465
395	Quality Systems, Inc.	16,021
247	Corvel Corp. *	12,024
342	IPC The Hospitalist Company, Inc. *	11,517
597	Omnicell, Inc. *	9,242
		127,666
Machinery: Industrial - 0.93%
182	Chart Industries, Inc. *	10,148

Offshore Drilling & Other Services - 0.94%
1,075	Pacific Drilling S.A. (Luxembourg) *	10,320

Oil Well Equipment & Services - 2.49%
193	Lufkin Industries, Inc.	14,517
358	Dawson Geophysical Co. *	12,741
		27,258
Oil: Crude Producers - 3.84%
718	Approach Resources, Inc. *	25,223
348	Rosetta Resources, Inc. *	16,701
		41,924
Pharmaceuticals - 1.4%
808	Impax Laboratories, Inc. *	15,255

Producer Durables: Misc - 2.25%
582	BE Aerospace, Inc. *	24,560

Railroad Equipment - 2.83%
450	Westinghouse Air Brake Technologies Corp.	30,956

Restaurants - 3.57%
338	BJ's Restaurants, Inc. *	16,910
75	Panera Bread Co. ClassA *	11,119
571	Bravo Rio Restaurant Group, Inc. *	10,992
		39,021
Securities Brokerage & Services - 2.07%
727	MarketAxess Holdings, Inc.	22,582

Semiconductors & Components - 3.75%
1,547	Inphi Corp. *	22,694
677	Ceva, Inc. *	18,286
		40,980
Specialty Retail - 11.58%
328	America's Car Mart, Inc. *	12,444
960	Finish Line, Inc. Class A	20,304
433	Genesco, Inc. *	26,443
331	Group 1 Automotive, Inc.	17,656
334	Hibbett Sports, Inc. *	16,009
1,630	Pier 1 Imports, Inc. *	25,347
441	Teavana Holdings, Inc. *	8,370
		126,573
Textiles Apparel & Shoes - 2.33%
332	Steven Madden, Ltd. *	13,658
301	Wolverine World Wide, Inc.	11,766
		25,424
Transportation Miscellaneous - 1.27%
404	Hub Group, Inc. Class A *	13,829

TOTAL FOR COMMON STOCKS (Cost $884,770) - 97.06%		1,060,779

SHORT TERM INVESTMENTS - 2.73%
29,768	First American Gov't Obligation Fund Class Z 0.00% **	29,768

TOTAL SHORT TERM INVESTMENTS (Cost $29,768) - 2.73%		29,768

TOTAL INVESTMENTS (Cost $914,538) - 99.78%		1,090,547

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.22%		2,441

NET ASSETS - 100.00%		$ 1,092,988

* Non-income producing security during the period
** Variable rate security; the coupon rate shown represents the yield at January 31, 2012.
The accompanying notes are an integral part of these financial statements.

	Ranger Quest for Income & Growth Fund
	Schedule of Investments
	January 31, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 54.31%

Aerospace & Defense - 3.30%
1,321	Bae Systems Plc. ADR (United Kingdom)	$ 25,931

Beverages - 3.88%
2,490	Coca-Cola Amatil, Ltd. (Australia)	30,537

Capital Markets - 1.52%
1,000	Apollo Investment Corp.	7,705
250	Federation Investors, Inc.	4,270
		11,975
Diversified Financial Services - 1.13%
1,000	KKR Financial Holdings LLC.	8,850

Diversified Telecommunication Services - 17.51%
956	AT&T, Inc.	28,116
560	BCE, Inc.	22,833
1,802	France Telecom SA (France)	27,174
4,000	Singapore Telecom Ltd. (Singapore)	9,855
1,623	Telstra Corp. Ltd. ADR (Australia)	28,743
557	Verizon Communications, Inc.	20,977
		137,698
Electric Utilities - 1.87%
323	Southern Co.	14,716

Energy Equipment & Services -3.17%
400	Diamond Offshore	24,920

Media - 2.62%
1,657	Regal Entertainment Group Class A	20,630

Pharmaceuticals - 3.38%
245	Novartis AG ADR (Switzerland) *	13,318
358	Sanofi ADR (France) *	13,293
		26,611
Tobacco - 12.35%
500	Altria Group, Inc.	14,200
323	British American Tobacco Plc. ADR	29,784
407	Imperial Tobacco Group Plc. ADR (United Kingdom)	29,141
321	Philip Morris International, Inc.	24,001
		97,126
Wireless Telecommunication Services - 3.58%
1,039	Vodafone Group Plc. ADR	28,136

TOTAL FOR COMMON STOCKS (Cost $411,573) - 54.31%		427,130

REAL ESTATE INVESTMENT TRUSTS - 17.10%
1,578	Annaly Capital Management, Inc.	26,573
1,100	Crexus Investment Corp.	12,177
580	Health Care Reit, Inc.	33,182
893	National Retail Properties, Inc.	24,120
1,166	Penny Mac Mortgage Investment Trust	20,650
899	Starwood Property Trust, Inc.	17,710
		134,412

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $120,531) - 17.10%		134,412

MASTER LIMITED PARTNERSHIPS - 20.82%
Oil, Gas & Consumable Fuels - 18.41%
620	Boardwalk Pipeline Partners, L.P.	17,082
406	Energy Transfer Partners, L.P.	20,036
250	Golar LNG Partners, L.P.	8,587
312	Kinder Morgan Energy Partners, L.P.	26,514
287	Markwest Energy Partners, L.P.	16,635
254	Plains All American Pipeline, L.P.	19,812
414	TC Pipelines, L.P.	19,094
460	Teekay LNG Partners, L.P.	16,951
		144,711
Electric Utilities - 2.41%
650	Brookfield Infrastructure Partners, L.P.	18,960

TOTAL FOR MASTER LIMITED PARTNERSHIPS (Cost $138,653) - 20.82%		163,671

SHORT TERM INVESTMENTS - 8.67%
68,132	First American Government Obligation Fund 0.00% ** (Cost $68,132)	68,132

TOTAL INVESTMENTS (Cost $738,888) - 100.9%		793,345

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.90)%		(7,112)

NET ASSETS - 100.00%		$ 786,233

ADR - American Depository Receipts.
* Non-income producing security during the period
** Variable rate security; the coupon rate shown represents the yield at January 31, 2012.
The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
January 31, 2012 (Unaudited)

Assets:	Small CapFund	Quest for Income & Growth Fund
Investments in Securities, at Value (Cost $914,538 and $738,888)	$ 1,090,547	$ 793,345
Cash	1,000	-
Receivables:
Dividends and Interest	80	4,192
Securities Sold	17,278	-
Due from Advisor	9,871	11,249
Offering Fees	5,730	5,730
Prepaid Expenses	3,671	3,375
Total Assets	1,128,177	817,891
Liabilities:
Payables:
Securities Purchased	16,059	12,478
Other Expenses	19,130	19,180
Total Liabilities	35,189	31,658
Net Assets	$ 1,092,988	$ 786,233

Net Assets Consist of:
Paid In Capital	$ 873,480	$ 724,556
Accumulated Undistributed Net Investment Income (Loss)	(3,765)	2,517
Accumulated Realized Gain on Investments	47,265	4,703
Unrealized Appreciation in Value of Investments	176,008	54,457
Net Assets, for 85,221 and 72,078 Shares Outstanding	$ 1,092,988	$ 786,233

Net Asset Value Per Share	$ 12.83	$ 10.91

The accompanying notes are an integral part of these financial statements.

Ranger Funds Investment Trust
Statements of Operations
For the period September 29, 2011 (commencement of operations)
through January 31, 2012 (Unaudited)

Investment Income:	Small CapFund	Quest for Income & Growth Fund
Dividends (net of foreign withholding of $0 and $42, respectively)	$ 1,195	$ 13,334
Interest	-	-
Total Investment Income	1,195	13,334

Expenses:
Organizational Fees	908	908
Professional Fees	6,194	6,194
Offering Fees	5,132	5,132
Legal Fees	4,821	4,821
Advisory Fees (Note 4)	3,059	2,419
Administrative Fees	1,455	1,613
Total Expenses	21,569	21,087
Advisory Fees Waived (Note 4)	(17,746)	(18,185)
Net Expenses	3,823	2,902

Net Investment Income (Loss)	(2,628)	10,432

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	47,265	5,669
Net Change in Unrealized Appreciation on Investments	176,008	54,457
Net Realized and Unrealized Gain on Investments	223,273	60,126

Net Increase in Net Assets Resulting from Operations	$ 220,645	$ 70,558

The accompanying notes are an integral part of these financial statements.

Ranger Small Cap Fund
Statements of Changes in Net Assets

	(Unaudited)
	Period Ended	*
	1/31/2012
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (2,628)
Net Realized Gain on Investments	47,265
Unrealized Appreciation on Investments	176,008
Net Increase in Net Assets Resulting from Operations	220,645

Distributions to Shareholders:
Net Investment Income	-
Realized Gains - Short-Term	(1,137)
Total Distributions Paid to Shareholders	(1,137)

Capital Share Transactions (Note 5)	823,480

Total Increase in Net Assets	1,042,988

Net Assets:
Beginning of Period	50,000

End of Period (Including Undistributed Net Investment Loss of $(3,765))	$ 1,092,988

* For the period September 29, 2011 (commencement of investment operations) through January 31, 2012.
The accompanying notes are an integral part of these financial statements.

Ranger Quest for Income & Growth Fund
Statements of Changes in Net Assets

	(Unaudited)
	Period Ended
	1/31/2012	*
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 10,432
Net Realized Gain on Investments	5,669
Unrealized Appreciation on Investments	54,457
Net Increase in Net Assets Resulting from Operations	70,558

Distributions to Shareholders:
Net Investment Income	(7,915)
Realized Gain - Short-Term	(966)
Total Distributions Paid to Shareholders	(8,881)

Capital Share Transactions (Note 5)	674,556

Total Increase in Net Assets	736,233

Net Assets:
Beginning of Period	50,000

End of Period (Including Undistributed Net Investment Income of $2,517)	$ 786,233

* For the period September 29, 2011 (commencement of investment operations) through January 31, 2012.
The accompanying notes are an integral part of these financial statements.

Ranger Small Cap Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Period Ended	*
	1/31/2012

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Loss **	(0.03)
Net Gain on Securities (Realized and Unrealized)	2.87
Total from Investment Operations	2.84

Distributions:
Net Investment Income	-
Realized Gains - Short-Term	(0.01)
Total from Distributions	(0.01)

Net Asset Value, at End of Period	$ 12.83

Total Return ***	28.45%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,093
Before Waivers
Ratio of Expenses to Average Net Assets	7.00%	†
Ratio of Net Investment Income (Loss) to Average Net Assets	(6.61)%	†
After Waivers
Ratio of Expenses to Average Net Assets	1.25%	†
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.85)%	†
Portfolio Turnover	28.85%

* For the period September 29, 2011 (commencement of investment operations) through January 31, 2012.
** Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends. Not annualized for periods of less than one year.
† Annualized
The accompanying notes are an integral part of these financial statements.

Ranger Quest for Income & Growth Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Period Ended	*
	1/31/2012

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Loss **	0.15
Net Gain on Securities (Realized and Unrealized)	0.88
Total from Investment Operations	1.03

Distributions:
Net Investment Income	(0.11)
Realized Gains - Short-Term	(0.01)
Total from Distributions	(0.12)

Net Asset Value, at End of Period	$ 10.91

Total Return ***	10.39%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 786
Before Waivers
Ratio of Expenses to Average Net Assets	8.65%	†
Ratio of Net Investment Income (Loss) to Average Net Assets	(3.18)%	†
After Waivers
Ratio of Expenses to Average Net Assets	1.20%	†
Ratio of Net Investment Income to Average Net Assets	4.28%	†
Portfolio Turnover	21.37%

* For the period September 29, 2011 (commencement of investment operations) through January 31, 2012.
** Per share net investment income has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends. Not annualized for period of less than one year.
† Annualized
The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2012 (UNAUDITED)

Note 1. Organization

Ranger Funds Investment Trust (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized on June 21, 2011, as a Delaware Statutory Trust. The Trust currently offers shares of beneficial interest (“shares”) of Ranger Small Cap Fund and Ranger Quest for Income and Growth Fund (the “Funds”). Ranger Small Cap Fund (“Small Cap”) is a diversified portfolio with an investment objective seeking long-term growth of capital.  Ranger Quest for Income and Growth Fund (“Income and Growth”) is a diversified portfolio with an investment objective of seeking long term growth of capital while providing current income.  Each Fund offers Institutional Class Shares and Investor Class Shares, but has only issued Institutional Class Shares. The affairs of the Trust are managed by a Board of Trustees (the “Board”).  The Declaration of Trust permits the Trustees to create additional funds and share classes.

The Funds did not have any operations before September 29, 2011, other than those relating to the sale and issuance of common shares, in the amount of 5,000 Institutional Class Shares in each of the Funds to Ranger Capital Group Holdings, L.P. (a related party).

Ranger Investment Management, L.P. (the “RSCF Adviser”) and Ranger International (TX) Management, L.P, (the “RIGF Adviser”) serve as investment advisers to Ranger Small Cap Fund and Ranger Quest for Income and Growth Fund, respectively. All costs incurred by the Fund in connection with its organization have been advanced by the RSCF Adviser and the RIGF Adviser and are subject to recoupment as described in Note 4. Organizational costs were charged to expenses as incurred. Offering costs incurred by the Fund are treated as deferred charges until operations commence and thereafter will be amortized over a 12 month period using the straight line method.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

Security Valuations: All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes: Each Fund’s policy is to continue to comply with requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders.  The Funds intend to distribute their net long-term capital gains and their net short-term capital gains at least once a year. Therefore, no provision for federal income taxes is required.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. As of, and during the period ended, January 31, 2012, the officers of the Trust have analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2012 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and certain State tax authorities; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. As of, and during the period ended, January 31, 2012, the Funds did not incur any interest or penalties.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment transactions and related investment income: The Funds record security transactions on the trade date. The first-in first-out method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis.

Share valuation: The net asset value per share of each class of shares for Small Cap and Income & Growth are calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of Small Cap and Income & Growth is equal to the net asset value per share.

Translation of Foreign Currency: Assets and liabilities denominated in foreign currencies are translated into United States dollar amounts at the year-end exchange rates.  Transactions denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into United States dollar amounts on the transaction date.  Adjustments arising from foreign currency transactions are reflected in the statement of operations.

The Fund does not isolate that portion of the results of operations arising from the effect of changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of investments held.  Such fluctuations are included in net gain (loss) on investments in the statement of operations.

Transfer Agent Agreement and Accounting Services Agreement:  Mutual Shareholder Services (“MSS”) serves as Transfer Agent to each Fund, pursuant to a Transfer Agent Agreement with the Trust. Under the Transfer Agency and Service Agreement, MSS will provide all of the customary services of a transfer agent and dividend disbursing agent.

In addition, MSS provides accounting services to the Funds pursuant to a Fund Accounting Services Agreement with the Trust.   As such, MSS provides all necessary administration, bookkeeping and pricing services to each Portfolio.

For the services rendered to the Funds Pursuant to the Transfer Agent Agreement and Accounting Services Agreement, each Fund pays MSS, an annual fee based on the average value of the Fund. Each Fund receives a discount depending on the net assets of the Fund. For the period between September 29, 2011 and January 31, 2012, the Trust paid MSS $9,188.76 for its services to the Trust.

12b-1 Plan and Distribution Agreement: The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Plan permits Investor Class shares of each Fund to pay its distributor for certain distribution and promotion expenses related to marketing shares of the Fund. The amount payable annually by each Fund’s Investor Class is 0.25% of its respective average daily net assets.   Institutional Classes of the Fund are not subject to a 12b-1 fee.    Under the Plan, the Trust may engage in any activities related to the distribution of each Fund's shares.

Rafferty Capital Markets, LLC (the "Distributor") serves as the principal underwriter and national distributor for the shares of the Trust pursuant to a distribution agreement with the Trust (the "Distribution Agreement"). The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Funds' shares.

The Trust, its advisers and sub-adviser, are not affiliated with the Distributor.

For the period between September 29, 2011 and January 31, 2012, the Trust did not accrue for any 12b-1 fees.

Note 3. Security Valuations

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:  A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including ADRs, closed end mutual funds, and real estate investment trusts) - Equity securities are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a Level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board of Trustees and are categorized as Level 3.

Money market mutual funds, are generally priced at the ending NAV provided by service agent of the Funds. These securities will be classified as Level 1 of the value hierarchy.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using amortized cost which approximates fair value and would be categorized as Level 2.

The following table summarizes the inputs used to value the Small Cap Fund’s investments measured at fair value as of January 31, 2012:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$1,060,779	$ -	$ -	$1,060,779
Short-Term Investments	29,768	-	-	29,768
Total	$1,090,547	$ -	$ -	$1,090,547

The following table summarizes the inputs used to value the Income and Growth Fund’s investments measured at fair value as of January 31, 2012:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 427,130	$ -	$ -	$ 427,130
Real Estate Investment Trusts	134,412	-	-	134,412
Master Limited Partnerships	163,671	-	-	163,671
Cash Equivalents	68,132	-	-	68,132
Total	$ 793,345	$ -	$ -	$ 793,345

Neither Fund held any Level 3 assets during the period ended January 31, 2012. For more detail on the investments, please refer to the Schedules of Investments. The Funds did not hold any derivative instruments at any time during the period ended January 31, 2012.

Note 4. Investment Advisory Fee and Other Transactions with Affiliates

Pursuant to the Investment Advisory Agreements (‘Advisory Agreements”) with the Trust, the RSCF Adviser and the RIGF Adviser are entitled to investment advisory fees, computed daily and payable monthly of 0.083% (1.0% per annum) of the average daily net assets of Ranger Small Cap Fund and Ranger Quest for Income and Growth Fund, respectively.  For the period ended January 31, 2012, the Adviser earned $3,059 and $2,419 from the Small Cap Fund and Growth and Income Fund, respectively.  At January 31, 2012, the Adviser owed $9,871 and $11,249 to the Small Cap Fund and Growth and Income Fund, respectively.

The RSCF Adviser and the RIGF Adviser have contractually agreed to waive fees with respect to each of the Funds so that the Net Annual Operating Expenses (exclusive of acquired Fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) of Ranger Small Cap Fund and Ranger Quest for Income and Growth Fund will not exceed 1.25% and 1.20%, respectively, until November 1, 2012.  The RSCF Adviser and the RIGF Adviser may recoup any waived amount from each respective Fund pursuant to these agreements if such reimbursement does not cause the respective Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the respective adviser incurred the expense.  As of the period ended January 31, 2012, the Adviser is able to recapture $17,746 in expenses pursuant to the expense agreement and $9,323 previously paid in organizational fees for a total expense recapture of $27,069 for the Small Cap Fund. As of the period ended January 31, 2012, the Adviser is able to recapture $18,185 in expenses pursuant to the expense agreement and $9,323 previously paid in organizational fees for a total expense recapture of $27,508 for the Income and Growth Fund.

As mentioned in Note 1, the RSCF Adviser and the RIGF Adviser have paid offering costs in the amount of $21,724 ($10,862 per Fund) to be reimbursed by the respective Funds. The amounts due to the RSCF Adviser and the RIGF Adviser are included Other Liabilities on the Statements of Assets and Liabilities of the respective Funds.

Note 5. Capital Share Transactions

At January 31, 2012, there were unlimited shares of capital stock authorized at no par value for the Ranger Funds Investment Trust (which includes the Small Cap Fund and the Income and Growth Fund), and paid in capital amounted to $873,480 for the Small Cap Fund and $724,556 for the Income and Growth Fund. Transactions in capital for the period ended January 31, 2012:

Small Cap Fund	Period Ended January 31, 2012
	Shares	Amount
Shares sold	85,278	$885,013
Shares reinvested	92	1,137
Shares redeemed	(5,149)	(62,670)
Net increase	80,221	$823,480

Income and Growth Fund	Period Ended January 31, 2012
	Shares	Amount
Shares sold	66,247	$665,675
Shares reinvested	831	8,881
Shares redeemed	(-)	(-)
Net increase	67,078	$674,556

All of the above capital transactions relate to the Institutional Class share classes only.

Note 6. Investments

Small Cap Fund

For the period ended January 31, 2012, the cost of purchases and the proceeds from sales, other than U.S. Government Securities and short-term securities, aggregated $1,114,642 and $277,137, respectively. For federal income tax purposes, as of January 31, 2012, the gross unrealized appreciation for all securities totaled $185,580 and the gross unrealized depreciation for all securities totaled $9,572, for a net unrealized appreciation of $176,008.  The aggregate cost of securities for federal income tax purposes at January 31, 2012, was $914,538.

Income and Growth Fund

For the period ended January 31, 2012, the cost of purchases and the proceeds from sales, other than U.S. Government Securities and short-term securities, aggregated $818,370 and $153,283, respectively. For federal income tax purposes, as of January 31, 2012, the gross unrealized appreciation for all securities totaled $61,300 and the gross unrealized depreciation for all securities totaled $6,843, for a net unrealized appreciation of $54,457.  The aggregate cost of securities for federal income tax purposes at January 31, 2012, was $738,888.

Note 7. Distributions to Shareholders

Small Cap Fund

During the period ended January 31, 2012, a short-term capital gain distribution of $0.0142 per share was paid on 12/27/2011, for shareholders on record as of 12/26/2011, for a total distribution of $1,137.

The tax character of distributions paid during the period ended January 31, 2012 was as follows:

Realized Capital Gain (short-term)                $1,137

Income and Growth Fund

During the period ended January 31, 2012, a short-term capital gain distribution of $0.0137 per share, and an ordinary income distribution of $0.1123 per share were paid on 12/27/2011, for shareholders on record as of 12/26/2011, for a total distribution of $8,881.

The tax character of distributions paid during the period ended January 31, 2012 was as follows:

Realized Capital Gain (short-term)          $   966

Ordinary Income                                       $7,915

Note 8. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2 (a) (9) of the Act.  As of January 31, 2012, Ranger Family Fund QP LP, an affiliate of Small Cap Fund’s advisor,  held approximately 66% of the voting securities of the Small Cap Fund and may be deemed to control the Small Cap Fund.  As of January 31, 2012, Ranger Family Fund QP LP, an affiliate of the Income & Growth Fund’s advisor,  held approximately 89% of the voting securities of the Income and Growth Fund and may be deemed to control the Income and Growth Fund.

Note 9. New Accounting Pronouncement

In May 2011 the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting entities to disclose additional information for fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.

Ranger Funds Investment Trust
Expense Illustration
January 31, 2012 (Unaudited)

Expense Example

As an institutional class shareholder of the Funds, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, August 1, 2011 through January 31, 2012.  Also, illustrated is the period September 29, 2011(commencement of operations) through January 31, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Small Cap Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	August 1, 2011	January 31, 2012	August 1,2011 to January 31, 2012

Actual	$1,000.00	$1,284.48	$7.20
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,018.90	$6.36

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Small Cap Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	September 29, 2011	January 31, 2012	September 29,2011 to January 31, 2012

Actual	$1,000.00	$1,284.48	$4.89
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,012.84	$4.31

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 125/365 (to reflect the 4 month period).

Income and Growth Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	August 1, 2011	January 31, 2012	August 1,2011 to January 31, 2012

Actual	$1,000.00	$1,103.86	$6.36
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,019.16	$6.11

* Expenses are equal to the Fund's annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Income and Growth Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	September 29, 2011	January 31, 2012	September 29,2011 to January 31, 2012

Actual	$1,000.00	$1,103.86	$4.32
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,013.01	$4.14

* Expenses are equal to the Fund's annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 125/365 (to reflect the 4 month period).

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

TRUSTEES AND OFFICERS

JANUARY 31, 2012 (UNAUDITED)

Information about Trustees and Officers who are “interested persons” of the Trust as defined under the 1940 Act, and each officer of the Trust, including their principal occupations during the past five years, is as follows:

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Jason Christopher Elliott Year of Birth: 1970	Trustee, Chairman (since September 2011)	Manager, Ranger Capital Group, L.L.C. (since 2005); Director, Fiberforge (since 2000) (carbon fiber technology).	4	None.
Kenneth Scott Canon Year of Birth: 1962	President (since September 2011)	President, Ranger Capital Group Holdings, L.P. (since 2001).	N/A	None.
Nimrod J. Hacker Year of Birth: 1968	Secretary (since September 2011)	General Counsel, Ranger Capital Group Holdings, L.P. (since 2001).	N/A	None.
Thomas E. Burson Year of Birth: 1960	Chief Compliance Officer (since September 2011)	Chief Compliance Officer, Ranger Capital Group Holdings, L.P. (since 2004), and its affiliated investment advisors.	N/A	None.
Joseph W. Thompson Year of Birth: 1959	Chief Financial Officer (since September 2011)	COO/CFO, Ranger Capital Group Holdings, L.P. (since 2002).	N/A	None.

* The term of office for each Trustee and Officer listed above will continue indefinitely.

** The term “Fund Complex” refers to Ranger Funds Investment Trust.

Information about Trustees who are not “interested persons” of the Trust as defined under the 1940 Act, including their principal occupations during the past five years, is as follows:

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
James F. McCain Year of Birth: 1951	Independent Trustee (since September 2011)	Chief Compliance Officer, SteelPath Capital Management LLC and SteelPath Fund Advisors, LLC; Chief Compliance Officer and Anti-Money Laundering Officer, SteelPath MLP Funds Trust (since 2010); Chief Compliance Officer, Brazos Capital Management; Chief Compliance Officer, Secretary and Anti-Money Laundering Officer, PineBridge Mutual Funds (2007–2010); Chief Compliance Officer, G.W. Henssler & Associates, Ltd., Henssler Asset Management, LP and Henssler Funds (2004–2007).	4	None.
Curtis A. Hite 16633 Dallas Pkwy Suite 100 Addison, Texas 75001 Year of Birth: 1969	Independent Trustee (since September 2011)	CEO, Improving Enterprises (since 2007) (technology consulting); CEO, Valtech Technologies (2000–2006) (technology consulting).	4	None.

* The term of office for each Trustee and Officer listed above will continue indefinitely.

** The term “Fund Complex” refers to Ranger Funds Investment Trust.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

ADDITIONAL INFORMATION

JANUARY 31, 2012 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (866) 458-4744 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on April 30 and October 31. The Funds’ Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds at 1-866-458-4744.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Directors and is available without charge upon request, by calling toll free at 1-866-458-4744.

Advisory Agreement

Under the advisory agreement, the adviser, under the supervision of the Board, agrees to invest the assets of the Funds, directly or through a sub-adviser, in accordance with applicable law and the investment objective, policies and restrictions set forth in the Funds' current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the adviser.  The adviser shall act as the investment adviser to the Funds and, as such shall (i) formulate a continuing program for the investment of the assets of the Funds in a manner consistent with its investment objective, policies and restrictions, and (ii) determine from time to time securities to be purchased, sold, retained or lent by the Funds, and implement those decisions. The advisory agreement was approved by the Board of the Trust, including by a majority of the Independent Trustees, at a meeting held on September 14, 2011.

Expenses not expressly assumed by the adviser under the advisory agreement are paid by the Funds. Under the terms of the advisory agreement, each Fund, respectively, is responsible for the payment of all operating expenses, organizational expenses and offering expenses attributable to such Fund, including but not limited to:

(a) the compensation and expenses of any employees of the Trust and of any other persons rendering any services to such Fund, including with respect to the non-interested person Trustees ; (b) clerical and shareholder service staff salaries; (c) office space and other office expenses; (d) fees and expenses incurred by such Fund in connection with membership in investment company organizations; (e) legal, auditing and accounting expenses;  (f) expenses of registering shares under federal and state securities laws, including expenses incurred by such Fund in connection with the organization and initial registration of shares of such Fund; (g)  insurance expenses; (h) fees and expenses of the custodian, transfer agent, dividend disbursing agent, shareholder service agent, plan agent, administrator, accounting and pricing services agent and underwriter of such Fund; (i) brokerage fees and commissions and/or borrowing costs; (j) taxes; (k) expenses, including clerical expenses, of issue, sale, redemption or repurchase of shares of such Fund; (l) the cost of preparing and distributing reports and notices to shareholders, the cost of printing or preparing prospectuses and statements of additional information for delivery to shareholders; (m) the cost of printing or preparing stock certificates or any other documents, statements or reports to shareholders; (n) expenses of shareholders’ meetings and proxy solicitations; and (o) advertising, promotion and other expenses incurred directly or indirectly in connection with the sale or distribution of such Fund’s shares that such Fund is authorized to pay pursuant to Rule 12b-1 under the Act; and (p) such extraordinary or non-recurring expenses as may arise, including litigation to which such Fund may be a party and indemnification of the Trust’s Trustees and officers with respect thereto.

The advisory agreement will continue in effect for two (2) years initially and thereafter shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of the Fund. The advisory agreement may be terminated without penalty on 60 days’ written notice by a vote of a majority of the Trustees or by the adviser, or by holders of a majority of that Trust’s outstanding shares. The advisory agreement shall terminate automatically in the event of its assignment.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of January 31, 2012, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.  Applies to closed-end funds only.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ranger Funds Investment Trust

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date April 10, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date April 10, 2012

By /s/ Joseph W. Thompson

     Joseph W. Thompson

     Treasurer and Chief Financial Officer (Principal Financial Officer)

Date April 10, 2012